Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
BASIS OF CONSOLIDATION:
    The consolidated financial statements include the accounts of Friedman Industries, Incorporated and its subsidiary (collectively, the “Company”). All material intercompany amounts and transactions have been eliminated.

Revenue [Policy Text Block]
REVENUE RECOGNITION:
Revenue is generated primarily from contracts to manufacture or process steel products and is recognized when performance obligations are complete. Generally, the Company’s performance obligations are satisfied, control of our products is transferred, and revenue is recognized at a single point in time, when title transfers to our customer for product shipped or when services are provided. Revenue is recorded in an amount that reflects the consideration expected to be received in exchange for those goods or services. See Note
10
for further information.

Accounts Receivable [Policy Text Block]
TRADE RECEIVABLES:
    The Company’s receivables are recorded when billed, advanced or accrued and represent claims against third
parties that will be settled in cash. The carrying value of the Company’s receivables, net of the allowance for doubtful accounts and cash discounts allowed, represents their estimated net realizable value. The Company estimates its allowance for doubtful accounts based on historical collection trends, the age of outstanding receivables and existing economic conditions. Trade receivables are generally considered past due after
30
 days from invoice date. Past-due receivable balances are written-off when the Company’s internal collection efforts have been unsuccessful in collecting the amount due. The balance of the Company’s allowance for doubtful accounts was
$14,178
and
$6,052
at
March 31, 2019
and
March 31, 2018,
respectively.

Inventory, Policy [Policy Text Block]
INVENTORIES:
    Inventories consist of prime coil, non-standard coil and tubular materials. Effective
April 1, 2018,
the Company changed its method for valuing prime coil inventory of the coil segment from the last-in, first
-out (“LIFO”) method to the average cost method. The effects of the change in accounting principle from LIFO to average cost have been retrospectively applied to all prior periods presented in all sections of this Annual Report. Prime coil inventory value for both periods presented in the table below are based on average cost valuation. See Note
2
for additional information related to this change in accounting principle. Cost for non-standard coil inventory is determined using the specific identification method. Cost for tubular inventory is determined using the average cost method. All inventories are valued at the lower of cost or net realizable value. Obsolete or slow-moving inventories are not
significant based on the Company’s review of inventories. Accordingly, no
allowance has been provided for such items.

The following is a summary of inventory by product group:

	March 31
	201 9	2018 As Adjusted
Prime coil inventory	$26,240,439	$14,185,858
Non-standard coil inventory	2,078,008	2,971,324
Tubular raw material	4,418,750	6,734,076
Tubular finished goods	16,324,889	21,438,176
	$49,062,086	$45,329,434

Tubular raw material inventory consists of hot-rolled steel coils that the Company will manufacture into pipe. Tubular finished goods inventory consists of pipe the Company has manufactured and new mill reject pipe that the Company purchases from U.S. Steel Tubular Products, Inc.

Property, Plant and Equipment, Policy [Policy Text Block]
PROPERTY, PLANT AND EQUIPMENT:
    Property, plant and equipment is stated at cost. Depreciation is calculated primarily by the straight-line method over the estimated useful lives of the various classes of assets as follows:

Buildings (in years)		20
Machinery and equipment (in years)	10	to	15
Yard improvements (in years)	5	to	15
Loaders and other rolling stock (in years)	5	to	10

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that their carrying amount may
not
be recoverable. The Company assesses recoverability by comparing the carrying amount of the asset to estimated undiscounted future cash flows expected to be generated by the asset. If an asset is considered impaired, the impairment loss to be recognized is measured as the amount by which the asset’s carrying amount exceeds its estimated fair value. Long-lived assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.

At
March 31, 2019,
the Company determined that indicators of impairment were present for the pipe finishing facility due to inconsistent operating results and uncertainty related to future operating expectations. The Company performed an impairment review of the facility’s assets and determined the carrying amount of the assets were not
recoverable based on estimated undiscounted cash flows. To establish a fair market value of the assets, certain equipment was valued using the market approach, which involves measuring the value of the assets in an open market exchange. The real property and buildings were valued based on a market approach, specifically the sales comparison approach. Remaining assets were valued using the cost approach. As a result of the review, an impairment loss of
$1,723,539
was recognized due to the carrying amount of the assets exceeding their fair value.
No
impairments were necessary at
March 31, 2018.

Maintenance and repairs are expensed as incurred.

Pension and Other Postretirement Plans, Nonpension Benefits, Policy [Policy Text Block]
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS:
    The Company maintains life insurance policies on each officer. From time to time and in its discretion, the Board of Directors of the Company has approved the transfer of the applicable policy to an officer upon their retirement. The Company’s accrued liability for these potential future transfers was
$210,257
and
$175,056
at
March 31, 2019
and
March 31, 2018,
respectively. The transfer of a life insurance policy to an officer is a noncash transaction.

Shipping Costs [Policy Text Block]	SHIPPING COSTS: Sales are increased for freight billed to customers and freight costs are charged to cost of products sold.
Supplemental Cash Flow Information [Policy Text Block]
SUPPLEMENTAL CASH FLOW INFORMATION:
    The Company paid interest of approximately
$17,500
and
$27,900
in fiscal
2019
and
2018,
respectively. The Company paid income taxes of approximately
$1,846,000
in fiscal
2019.
Net of taxes paid, the Company received federal and state tax refunds totaling approximately
$959,000
in fiscal
2018.
In fiscal
2018,
there were noncash transactions totaling
$385,000
for the transfer of ownership of life insurance policies from the Company to officers upon their retirement.

Income Tax, Policy [Policy Text Block]
INCOME TAXES:
    The Company accounts for income taxes under the liability method, whereby the Company recognizes deferred tax assets and liabilities, which represent differences between the financial and income tax reporting bases of its assets and liabilities. Deferred tax assets and liabilities are determined based on temporary differences between income and expenses reported for financial reporting and tax reporting. The Company has assessed, using all available positive and negative evidences, the likelihood that the deferred tax assets will be recovered from future taxable income.

The Company has also analyzed tax positions taken on tax returns filed and does not
believe that any are more likely than
not
to be overturned by the respective tax jurisdiction. Therefore, no
liability for uncertain tax positions has been recognized.

Use of Estimates, Policy [Policy Text Block]
USE OF ESTIMATES:
    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates that are subject to the Company’s assumptions include the fair value of the pipe-finishing facility, determination of useful lives for fixed assets and determination of the allowance for doubtful accounts. The pipe-finishing facility impairment analysis requires assumptions related to future operations of the facility and estimates related to the replacement cost and value in exchange for the assets. The determination of useful lives for depreciation of fixed assets requires the Company to make assumptions regarding the future productivity of the Company’s fixed assets. The allowance for doubtful accounts requires the Company to draw conclusions on the future collectability of the Company’s accounts receivable. Actual results could differ from these estimates.

Fair Value of Financial Instruments, Policy [Policy Text Block]	FINANCIAL INSTRUMENTS: Since the Company’s financial instruments are considered short-term in nature, their carrying values approximate fair value.
Earnings Per Share, Policy [Policy Text Block]
EARNINGS PER SHARE:
  The Company uses the
two
-class method of calculating earnings per share, which determines earnings per share for each class of common stock and participating security as if all earnings of the period had been distributed. As the holders of restricted stock are entitled to vote and receive dividends during the restriction period, unvested shares of restricted stock qualify as participating securities. Unvested restricted shares participate on an equal basis with common shares; therefore, there is no
difference in undistributed earnings allocated to each participating security. Accordingly, unvested restricted shares are included in the basic computation of earnings per share. Net income per basic common share is computed using the weighted average number of common shares and participating securities outstanding during the period. Net income per diluted common share is computed using the weighted average number of common shares, participating securities and potential common shares outstanding during the period.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
ECONOMIC RELATIONSHIP:
    The Company purchases its inventory from a limited number of suppliers. Loss of any of these suppliers could have a material adverse effect on the Company. Coil segment sales to Trinity Industries, Inc. accounted for approximately
21%
and
16%
of total Company sales in fiscal
2019
and
2018,
respectively.
No
other customers accounted for
10%
or more of total sales in the
two
years ended
March
31,
2019.
Loss of Trinity as a customer could have a material adverse effect on the Company’s business.

The Company’s sales are concentrated primarily in the midwestern, southwestern, and southeastern regions of the United States and are primarily to customers in the steel distributing and fabricating industries. The Company performs periodic credit evaluations of the financial conditions of its customers and generally does not
require collateral. Generally, receivables are due within
30
 days.

New Accounting Pronouncements, Policy [Policy Text Block]
NEW ACCOUNTING PRONOUNCEMENTS:
   In
May 2014,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
No.
2014
-
09,
Revenue from Contracts with Customers (“ASU
2014
-
09”
). ASU
2014
-
09
states that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. The update supersedes prior revenue recognition guidance, including industry-specific guidance. Effective
April 1, 2018,
the Company adopted the new standard through the modified retrospective method applied to those contracts that were not
completed as of
April 1, 2018
and those contracts initiated on or after
April 1, 2018.
Results for reporting periods beginning on or after
April 1, 2018
are presented under the new standard, while prior period amounts are unadjusted and reported in accordance with historic accounting under the prior guidance. The modified retrospective method requires that the cumulative effect of initially applying the new guidance be recorded as an adjustment to the opening balance of retained earnings in the consolidated balance sheet. The adoption of this new accounting guidance did not
have an impact on prior period earnings and
no
adjustment was recorded to the opening retained earnings balance as of
April 1, 2018.
The adoption did
not
have a financial statement impact to the Company but did result in expanded disclosures which are provided in Note
10.

In
August 2016,
the FASB issued Accounting Standards Update
No.
2016
-
15,
Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (“ASU
2016
-
15”
). ASU
2016
-
15
eliminates the diversity in practice related to the classification of certain cash receipts and payments in the statement of cash flows by adding or clarifying guidance on eight
specific cash flow issues. The Company adopted this new guidance effective
April 1, 2018.
The adoption of this new guidance did
not
have a material impact on the Company’s consolidated financial statements.

In
February
2016,
the FASB issued Accounting Standards Update
No.
2016
-
02,
Leases (“ASU
2016
-
02”
). ASU
2016
-
02
establishes a new lease accounting standard that requires lessees to recognize a right of use asset and related lease liability for most leases having lease terms of more than
12
months.  Leases with a term of
12
months or less will be accounted for similar to existing guidance for operating leases. In
July 2018,
the FASB issued Accounting Standards Update
No.
2018
-
10,
Codification Improvements to Topic
842,
Leases, to clarify how to apply certain aspects of the new standard. In
July 2018,
the FASB also issued Accounting Standards Update
No.
2018
-
11,
Leases (Topic
842
): Targeted Improvements, to give entities another option for transition and to provide practical expedients to reduce the cost and complexity of implementing the new standard. ASU
2016
-
02
and all subsequently issued amendments, collectively "ASC
842,"
is effective for fiscal years beginning after
December 15, 2018,
including interim periods within those fiscal years.

The Company implemented ASC
842
at the start of the
first
quarter of the fiscal year ending
March 31, 2020
using the optional transition method under which the new standard is applied only to the most current period presented and the cumulative effect of applying the new standard to existing lease agreements is recognized at the date of initial application. The adoption of ASC
842
resulted in the recording of right-of-use lease assets and lease liabilities of approximately
$61,000.
The Company implemented the appropriate changes to business processes and controls to support recognition and disclosure under the new standard, including the new qualitative and quantitative disclosures. The Company also elected the package of transition practical expedients related to lease identification, lease classification, and initial direct costs. In addition, the Company made the following accounting policy elections: (
1
) the Company will
not
separate lease and non-lease components by class of underlying asset and (
2
) the Company will apply the short-term lease exemption by class of underlying asset. The Company believes that the adoption of ASC
842
will
not
materially impact future consolidated results of operations and will have no
impact on the Company’s future cash flows.

In
June 2016,
the FASB issued Accounting Standards Update
2016
-
13,
Financial Instruments — Credit Losses (ASC
326
): Measurement of Credit Losses on Financial Instruments (“ASU
2016
-
13”
). ASU
2016
-
13
requires, among other things, the use of a new current expected credit loss ("CECL") model in order to determine the allowance for doubtful accounts with respect to accounts receivable. The CECL model requires estimation of lifetime expected credit loss with respect to receivables and recognition of allowances that, when deducted from the balance of the receivables, represent the net amounts expected to be collected. Subsequently, in
November 2018,
the FASB issued Accounting Standards Update
2018
-
19,
Codification Improvements to Topic
326,
Financial Instruments – Credit Losses (ASC
326
), which clarifies that impairment of receivables arising from operating leases should be accounted for in accordance with ASC
842,
Leases. The new guidance is effective for annual periods, including interim periods within those annual periods, beginning after
December 15, 2019.
The Company is currently evaluating the impact of the new guidance on the consolidated financial statements.